CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue:
Real estate sales, net of sales taxes of US$53,185,957 in 2014, US$67,023,202 in 2015 and US$30,105,069 in 2016		$ 1,524,968,403	$ 1,134,466,776	$ 892,825,892
Real estate management services income		30,022,747	21,611,201	21,563,570
Real estate lease income		5,946,051	6,573,263	4,936,186
Other revenue		687,492	1,672,758	422,025
Total revenue		1,561,624,693	1,164,323,998	919,747,673
Costs of revenue:
Cost of real estate sales		(1,174,571,926)	(866,242,863)	(650,573,170)
Cost of real estate management services		(24,281,442)	(19,442,859)	(20,439,545)
Cost of real estate lease income		(3,682,645)	(3,956,322)	(3,173,215)
Other costs		(1,100,367)	(1,691,848)	(3,396,187)
Total costs of revenue		(1,203,636,380)	(891,333,892)	(677,582,117)
Gross profit		357,988,313	272,990,106	242,165,556
Selling and distribution expenses		(58,213,716)	(52,126,074)	(39,493,575)
General and administrative expenses		(120,415,631)	(115,329,011)	(105,622,486)
Operating income		179,358,966	105,535,021	97,049,495
Interest income		20,916,567	24,503,736	14,577,322
Interest expense		(29,856,832)	(20,281,416)	(28,200,767)
Loss on extinguishment of debt		(12,123,750)	0	(9,848,931)
Net realized gain on short-term investments		2,505,696	603,078	3,128,014
Unrealized gain on short-term investments		235,334	49,443	122,033
Exchange gains		458,959	403,286	706,108
Other income		4,540,227	5,945,120	3,212,606
Share of (loss)/gain of equity investees		(324,612)	2,234,635	(1,691,897)
Income from operations before income taxes		165,710,555	118,992,903	79,053,983
Income taxes		(86,247,875)	(52,511,318)	(30,557,618)
Net income		79,462,680	66,481,585	48,496,365
Net loss/(income) attributable to non-controlling interest		(6,485,132)	522	19,365
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders		$ 72,977,548	$ 66,482,107	$ 48,515,730
Earnings per share:
Basic		$ 0.55	$ 0.47	$ 0.32
Diluted		$ 0.53	$ 0.45	$ 0.29
Shares used in computation:
Basic	[1]	133,261,510	142,625,427	151,935,765
Diluted		137,653,029	146,487,949	177,118,235
Other comprehensive loss, net of tax of nil
Foreign currency translation adjustments		$ (66,273,588)	$ (73,604,028)	$ (3,354,027)
Comprehensive income/(loss)		13,189,092	(7,122,443)	45,142,338
Comprehensive loss/(income) attributable to non-controlling interest		(5,846,269)	(621)	19,440
Comprehensive income/(loss) attributable to Xinyuan Real Estate Co., Ltd. shareholders		$ 7,342,823	$ (7,123,064)	$ 45,161,778

[1]	The restricted shares repurchased by the trustee that are unvested are excluded from the number of shares outstanding for purposes of computing basic earnings per share in accordance with ASC 260. However, these unvested restricted shares are factored into the computation of diluted earnings per share using the treasury stock method.